Fair Value Measurements and Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis

The Plan’s investments are held in trust by Fidelity. The valuation methodologies used to measure the fair values of common stock and mutual funds use a market approach with quoted market prices from active markets, which are classified within Level 1 of the fair value hierarchy. Investments measured at fair value on a recurring basis consisted of the following investments:

	December 31, 2025
	Level 1	Level 2	Level 3	Measured at NAV	Total
Aimco common stock (1)	$104,508	$—	$—	$—	$104,508
Interest-bearing cash held by Aimco Stock Fund (2)	1,119	—	—	—	1,119
Mutual funds (3)	10,874,682	—	—	—	10,874,682
Common collective trust fund (4)	—	—	—	92,276	92,276
Total investments measured at fair value	$10,980,309	$—	$—	$92,276	$11,072,585

	December 31, 2024
	Level 1	Level 2	Level 3	Measured at NAV	Total
Aimco common stock (1)	$122,492	$—	$—	$—	$122,492
Interest-bearing cash held by Aimco Stock Fund (2)	1,126	—	—	—	1,126
Mutual funds (3)	8,692,709	—	—	—	8,692,709
Common collective trust fund (4)	—	—	—	74,218	74,218
Total investments measured at fair value	$8,816,327	$—	$—	$74,218	$8,890,545

(1) The fair value of the Aimco common stock is based on the closing price per the New York Stock Exchange. As of December 31, 2025, and December 31, 2024, this fund held 17,594 and 13,475 shares of Aimco common stock, respectively.

(2) The carrying value of the interest-bearing cash approximates fair value.

(3) The fair values of the mutual funds are based on the closing prices as reported by the funds. Mutual funds held by the Plan are open-ended mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

(4) The Fidelity Managed Income Portfolio II (“MIP”) Fund is a common collective trust fund designed to deliver safety and stability by preserving principal and accumulating earnings. This fund is primarily invested in guaranteed investment contracts and synthetic investment contracts. Participant-directed redemptions have no restrictions; however, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the fund. There are no unfunded commitments associated with this fund. Investments in the Fidelity MIP Fund are recorded at fair value, using the NAV practical expedient. The fair value of the Fidelity MIP Fund has been estimated based on the fund’s NAV provided by Fidelity, which is based on the contract value of the underlying investment contracts held by the fund. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.